UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22911

                             Reality Shares ETF Trust
(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101
(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

Reality Shares DIVS ETF

January 31, 2019 (Unaudited)

	Principal / Shares	Value
Treasury Bills — 98.9%(a)
U.S. Treasury Bill, 02/14/2019	$4,045,000	$4,041,633
U.S. Treasury Bill, 03/07/2019	6,377,000	6,362,877
U.S. Treasury Bill, 03/14/2019	4,487,000	4,475,042
U.S. Treasury Bill, 03/21/2019	7,906,000	7,881,280
U.S. Treasury Bill, 03/28/2019(b)	6,301,000	6,278,137
U.S. Treasury Bill, 04/18/2019	2,025,000	2,014,932
U.S. Treasury Bill, 05/02/2019(b)	1,669,000	1,659,184
U.S. Treasury Bill, 05/09/2019(b)	3,006,000	2,986,762
U.S. Treasury Bill, 07/11/2019	10,610,000	10,496,886
U.S. Treasury Bill, 07/25/2019	2,458,000	2,429,428
U.S. Treasury Bill, 08/01/2019	9,978,000	9,857,850
U.S. Treasury Bill, 02/28/2019	2,087,000	2,083,309
U.S. Treasury Bill, 02/07/2019	5,213,000	5,211,032
U.S. Treasury Bill, 04/11/2019	4,374,000	4,354,246
(Cost $70,138,748)		70,132,598

Money Markets and Cash Equivalents — 0.1%
Blackrock Federal FD 30 Instl, 2.29%(b)(c)	101,987	101,987
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.60%(c)	4,308	4,308
(Cost $106,295)		106,295

Total Investments — 99.0%
(Cost $70,245,043)		70,238,893

Other Assets in Excess of Liabilities — 1.0%		715,021

Net Assets — 100.0%		$70,953,914

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	All or a portion of the security has been pledged to the broker for swap positions.
(c)	Reflects the 7-day yield at January 31, 2019.

Schedule of Investments

Reality Shares DIVS ETF

January 31, 2019 (Unaudited) (continued)

Dividend swaps outstanding at January 31, 2019:

				Notional	Value/Unrealized
			Expiration	Amount	Appreciation
Underlying Index	Counterparties*	Units	Date	Long (Short)**	(Depreciation)
S&P 500	BNP Paribas	144,000	12/31/2019	$(7,464,634)	$543,206
S&P 500	JP Morgan	84,500	12/31/2019	(4,106,080)	592,965
S&P 500	Morgan Stanley	35,000	12/31/2019	(1,861,352)	84,998
S&P 500	Societe Generale	24,000	12/31/2019	(1,243,478)	91,162
S&P 500	BNP Paribas	119,600	12/31/2020	(6,459,552)	242,832
S&P 500	JP Morgan	12,000	12/31/2020	(669,307)	3,173
S&P 500	Morgan Stanley	50,000	12/31/2020	(2,687,131)	114,869
S&P 500	Societe Generale	79,000	12/31/2020	(4,139,306)	287,854
S&P 500	BNP Paribas	170,500	12/31/2021	(9,746,881)	(181,831)
S&P 500	Morgan Stanley	73,700	12/31/2021	(4,225,549)	(90,979)
S&P 500	Societe Generale	18,750	12/31/2021	(1,017,800)	34,075
S&P 500	Bank of America	20,000	12/31/2022	(1,105,420)	6,780
S&P 500	BNP Paribas	147,400	12/31/2022	(8,493,257)	(296,343)
S&P 500	Morgan Stanley	70,000	12/31/2022	(4,100,410)	(207,710)
S&P 500	Societe Generale	12,000	12/31/2022	(661,052)	6,268
S&P 500	Bank of America	55,000	12/31/2023	(2,962,036)	89,914
S&P 500	BNP Paribas	71,000	12/31/2023	(4,015,737)	(75,947)
					$1,245,286

Cash received from the broker for swap positions in the amount of $480,000.

Cash and securities pledged to the broker for swap positions in the amount of $3,716,307.

*	At contract maturity, the Fund pays to/receives from the counterparty the net difference between the expected dividend value and the actual dividend value.
**	Represents gross notional exposure on the fixed leg of the swap contract.

Schedule of Investments

Reality Shares DIVS ETF

January 31, 2019 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Treasury Bills	$–	$70,132,598	$–	$70,132,598
Money Markets and Cash Equivalents	106,295	–	–	106,295
Other Financial Instruments***	–	2,098,096	–	2,098,096
Total Assets	$106,295	$72,230,694	$–	$72,336,989
Liabilities
Other Financial Instruments***	$–	$(852,810)	$–	$(852,810)
Total Liabilities	$–	$(852,810)	$–	$(852,810)

*** Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks — 99.8%

Aerospace & Defense— 1.9%
Boeing Co. (The)	2,036	$785,122

Air Freight & Logistics— 1.6%
Expeditors International of Washington, Inc.	9,245	640,679

Auto Components— 1.9%
Lear Corp.	5,020	772,729

Banks— 6.4%
Comerica, Inc.	8,648	680,943
PNC Financial Services Group, Inc. (The)	5,000	613,350
Regions Financial Corp.	44,275	671,652
SunTrust Banks, Inc.	11,200	665,504
		2,631,449
Biotechnology— 1.4%
AbbVie, Inc.	7,389	593,263

Building Products— 1.7%
Lennox International, Inc.	3,034	695,636

Capital Markets— 11.5%
Cboe Global Markets, Inc.	6,089	567,921
FactSet Research Systems, Inc.	2,842	621,346
MSCI, Inc.	4,407	750,380
Northern Trust Corp.	7,117	629,570
S&P Global, Inc.	3,917	750,693
T Rowe Price Group, Inc.	6,942	648,799
TD Ameritrade Holding Corp.	13,306	744,471
		4,713,180
Chemicals— 3.4%
Celanese Corp.	7,231	692,441
Westlake Chemical Corp.	9,399	694,586
		1,387,027
Commercial Services & Supplies— 3.4%
Cintas Corp.	3,951	740,852
Rollins, Inc.	17,094	636,581
		1,377,433
Electrical Equipment— 1.6%
Rockwell Automation, Inc.	3,932	666,553

Electronic Equipment Instruments & Components— 1.5%
CDW Corp.	7,346	611,701

Entertainment— 1.5%
Walt Disney Co. (The)	5,696	635,218

Food & Staples Retailing— 1.4%
Walgreens Boots Alliance, Inc.	7,915	571,938

Gas Utilities— 1.5%
UGI Corp.	10,733	612,103

Health Care Providers & Services— 1.6%
UnitedHealth Group, Inc.	2,425	655,235

Hotels, Restaurants & Leisure— 5.0%
Domino's Pizza, Inc.	2,554	724,646
Marriott International, Inc., Class A	5,800	664,274
Starbucks Corp.	9,889	673,837
		2,062,757
Household Products— 1.5%
Church & Dwight Co., Inc.	9,509	614,377

Insurance— 1.6%
Torchmark Corp.	8,040	673,430

IT Services— 6.7%
Broadridge Financial Solutions, Inc.	6,914	697,139
Jack Henry & Associates, Inc.	4,841	646,515
Mastercard, Inc., Class A	3,397	717,209
Visa, Inc., Class A	5,009	676,265
		2,737,128
Machinery— 5.0%
IDEX Corp.	4,809	662,969
Illinois Tool Works, Inc.	5,058	694,514
Snap-on, Inc.	4,191	695,664
		2,053,147
Metals & Mining— 3.5%
Nucor Corp.	11,003	673,824
Steel Dynamics, Inc.	20,419	747,131
		1,420,955
Oil, Gas & Consumable Fuels— 3.4%
Marathon Petroleum Corp.	10,280	681,153
Phillips 66	7,466	712,331
		1,393,484
Personal Products— 1.5%
Estee Lauder Cos., Inc. (The), Class A	4,651	634,489

Pharmaceuticals— 1.6%
Zoetis, Inc.	7,407	638,187

Road & Rail— 1.7%
Union Pacific Corp.	4,359	693,386

Semiconductors & Semiconductor Equipment— 9.1%
Analog Devices, Inc.	7,294	721,085
Broadcom, Inc.	3,016	809,042
Lam Research Corp.	4,817	816,867
NVIDIA Corp.	4,571	657,081
Texas Instruments, Inc.	7,248	729,729
		3,733,804
Software— 1.7%
Intuit, Inc.	3,200	690,624

Specialty Retail— 6.9%
Home Depot, Inc. (The)	3,676	674,656
Ross Stores, Inc.	8,704	801,812
TJX Cos., Inc. (The)	15,109	751,371
Tractor Supply Co.	7,210	615,734
		2,843,573
Technology Hardware, Storage & Peripherals— 3.2%
Apple, Inc.	3,872	644,456
NetApp, Inc.	10,171	648,604
		1,293,060
Textiles, Apparel & Luxury Goods— 1.7%
NIKE, Inc., Class B	8,696	712,028

Trading Companies & Distributors— 3.4%
Fastenal Co.	11,453	692,448
W.W. Grainger, Inc.	2,323	686,191
		1,378,639

Total Common Stocks
(Cost $38,886,331)		40,922,334

Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

January 31, 2019 (Unaudited) (Continued)

	Shares	Value
Treasury Bill — 0.2%(a)
U.S. Treasury Bill, 03/28/2019
(Cost $80,714)	$81,000	$80,706

Money Markets and Cash Equivalents — 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.60%(c)
(Cost $3,523)	3,523	3,523

Total Investments — 100.0%
(Cost $38,970,568)		41,006,563

Other Assets in Excess of Liabilities — 0.0%(b)		17,164

Net Assets — 100.0%		$41,023,727

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at January 31, 2019.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2019.1

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$40,922,334	$–	$–	$40,922,334
Treasury Bill	–	80,706	–	80,706
Money Markets and Cash Equivalents	3,523	–	–	3,523
Total Assets	$40,925,857	$80,706	$–	$41,006,563

* See the Schedule of Investments for breakout by security category.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks(a) — 75.1%

Aerospace & Defense— 1.4%
Boeing Co. (The)	178	$68,640

Air Freight & Logistics— 1.2%
Expeditors International of Washington, Inc.	819	56,757

Auto Components— 1.4%
Lear Corp.	449	69,115

Banks— 4.8%
Comerica, Inc.	774	60,945
PNC Financial Services Group, Inc. (The)	444	54,466
Regions Financial Corp.	3,949	59,906
SunTrust Banks, Inc.	998	59,301
		234,618
Biotechnology— 1.1%
AbbVie, Inc.	646	51,867

Building Products— 1.3%
Lennox International, Inc.	269	61,676

Capital Markets— 8.7%
Cboe Global Markets, Inc.	543	50,646
FactSet Research Systems, Inc.	252	55,095
MSCI, Inc.	391	66,575
Northern Trust Corp.	632	55,907
S&P Global, Inc.	352	67,461
T Rowe Price Group, Inc.	621	58,039
TD Ameritrade Holding Corp.	1,189	66,524
		420,247
Chemicals— 2.5%
Celanese Corp.	643	61,574
Westlake Chemical Corp.	820	60,598
		122,172
Commercial Services & Supplies— 2.5%
Cintas Corp.	352	66,004
Rollins, Inc.	1,521	56,642
		122,646
Electrical Equipment— 1.2%
Rockwell Automation, Inc.	345	58,484

Electronic Equipment Instruments & Components— 1.2%
CDW Corp.	668	55,624

Entertainment— 1.2%
Walt Disney Co. (The)	505	56,318

Food & Staples Retailing— 1.0%
Walgreens Boots Alliance, Inc.	699	50,510

Gas Utilities— 1.1%
UGI Corp.	952	54,293

Health Care Providers & Services— 1.2%
UnitedHealth Group, Inc.	216	58,363

Hotels, Restaurants & Leisure— 3.8%
Domino's Pizza, Inc.	225	63,839
Marriott International, Inc., Class A	521	59,670
Starbucks Corp.	882	60,100
		183,609
Household Products— 1.1%
Church & Dwight Co., Inc.	846	54,660

Insurance— 1.2%
Torchmark Corp.	713	59,721

IT Services— 5.0%
Broadridge Financial Solutions, Inc.	610	61,506
Jack Henry & Associates, Inc.	429	57,293
Mastercard, Inc., Class A	305	64,395
Visa, Inc., Class A	447	60,349
		243,543
Machinery— 3.8%
IDEX Corp.	428	59,004
Illinois Tool Works, Inc.	448	61,515
Snap-on, Inc.	374	62,080
		182,599
Metals & Mining— 2.6%
Nucor Corp.	978	59,893
Steel Dynamics, Inc.	1,831	66,996
		126,889
Oil, Gas & Consumable Fuels— 2.6%
Marathon Petroleum Corp.	916	60,694
Phillips 66	661	63,066
		123,760
Personal Products— 1.2%
Estee Lauder Cos., Inc. (The), Class A	413	56,341

Pharmaceuticals— 1.2%
Zoetis, Inc.	662	57,038

Road & Rail— 1.3%
Union Pacific Corp.	385	61,242

Semiconductors & Semiconductor Equipment— 6.8%
Analog Devices, Inc.	644	63,666
Broadcom, Inc.	261	70,013
Lam Research Corp.	429	72,750
NVIDIA Corp.	411	59,081
Texas Instruments, Inc.	644	64,838
		330,348
Software— 1.3%
Intuit, Inc.	287	61,940

Specialty Retail— 5.2%
Home Depot, Inc. (The)	327	60,014
Ross Stores, Inc.	770	70,933
TJX Cos., Inc. (The)	1,334	66,340
Tractor Supply Co.	638	54,485
		251,772
Technology Hardware, Storage & Peripherals— 2.4%
Apple, Inc.	343	57,089
NetApp, Inc.	891	56,819
		113,908
Textiles, Apparel & Luxury Goods— 1.3%
NIKE, Inc., Class B	777	63,621

Trading Companies & Distributors— 2.5%
Fastenal Co.	1,019	61,609
W.W. Grainger, Inc.	207	61,145
		122,754

Total Common Stocks
(Cost $3,449,934)		3,635,075

Treasury Bills — 22.6%(b)
U.S. Treasury Bill, 02/14/2019	100,000	99,917
U.S. Treasury Bill, 03/07/2019	171,000	170,621
U.S. Treasury Bill, 03/28/2019	467,000	465,306
U.S. Treasury Bill, 04/11/2019	290,000	288,690
U.S. Treasury Bill, 05/30/2019	40,000	39,688
U.S. Treasury Bill, 06/13/2019	25,000	24,782
(Cost $1,089,096)		1,089,004

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

January 31, 2019 (Unaudited) (Continued)

	Shares	Value
Money Markets and Cash Equivalents — 0.0%(c)
Blackrock Federal FD 30 Instl, 2.29%(d)	184	$184
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.60%(d)	1,974	1,974
(Cost $2,158)		2,158

Total Investments Before Securities Sold Short
(Cost $4,541,188)		4,726,237

Securities Sold Short

Common Stocks — (24.3)%

Aerospace & Defense— (1.5)%
Arconic, Inc.	(3,892)	(73,247)

Airlines— (1.5)%
American Airlines Group, Inc.	(2,043)	(73,078)

Chemicals— (2.7)%
DowDuPont, Inc.	(1,226)	(65,971)
Mosaic Co. (The)	(2,055)	(66,336)
		(132,307)
Diversified Telecommunication— (1.1)%
CenturyLink, Inc.	(3,512)	(53,804)

Electric Utilities— (2.7)%
Avangrid, Inc.	(1,178)	(58,747)
FirstEnergy Corp.	(1,891)	(74,127)
		(132,874)
Energy Equipment & Services— (1.5)%
National Oilwell Varco, Inc.	(2,454)	(72,344)

Entertainment— (1.3)%
Viacom, Inc., Class B	(2,100)	(61,782)

Independent Power and Renewable Electricity Producers— (1.4)%
NRG Energy, Inc.	(1,633)	(66,806)

Industrial Conglomerates— (2.1)%
General Electric Co.	(10,031)	(101,915)

Metals & Mining— (1.3)%
Freeport-McMoRan, Inc.	(5,604)	(65,231)

Oil, Gas & Consumable Fuels— (5.7)%
Hess Corp.	(1,453)	(78,462)
Marathon Oil Corp.	(4,241)	(66,965)
Noble Energy, Inc.	(2,579)	(57,615)
Williams Cos., Inc. (The)	(2,612)	(70,341)
		(273,383)
Software— (1.5)%
Symantec Corp.	(3,376)	(70,964)

Total Securities Sold Short
[Proceeds $(1,192,526)]		(1,177,735)

Total Investments — 73.4%
(Cost $3,348,662)		3,548,502

Other Assets in Excess of Liabilities — 26.6%		1,289,214

Net Assets — 100.0%		$4,837,716

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at January 31, 2019 was $4,913,475 which includes cash in the amount of $1,290,116.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at January 31, 2019.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

January 31, 2019 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$3,635,075	$–	$–	$3,635,075
Treasury Bills	–	1,089,004	–	1,089,004
Money Markets and Cash Equivalents	2,158	–	–	2,158
Total Assets	$3,637,233	$1,089,004	$–	$4,726,237
Liabilities
Common Stocks*	$(1,177,735)	$–	$–	$(1,177,735)
Total Liabilities	$(1,177,735)	$–	$–	$(1,177,735)

* See the Schedule of Investments for breakout by security category.

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks(a) — 50.7%

Aerospace & Defense— 1.0%
Boeing Co. (The)	340	$131,111

Air Freight & Logistics— 0.8%
Expeditors International of Washington, Inc.	1,553	107,623

Auto Components— 1.0%
Lear Corp.	853	131,302

Banks— 3.3%
Comerica, Inc.	1,466	115,433
PNC Financial Services Group, Inc. (The)	846	103,779
Regions Financial Corp.	7,538	114,351
SunTrust Banks, Inc.	1,897	112,720
		446,283
Biotechnology— 0.7%
AbbVie, Inc.	1,239	99,479

Building Products— 0.9%
Lennox International, Inc.	509	116,704

Capital Markets— 5.8%
Cboe Global Markets, Inc.	1,030	96,068
FactSet Research Systems, Inc.	477	104,286
MSCI, Inc.	743	126,511
Northern Trust Corp.	1,206	106,683
S&P Global, Inc.	659	126,297
T Rowe Price Group, Inc.	1,173	109,629
TD Ameritrade Holding Corp.	2,248	125,776
		795,250
Chemicals— 1.7%
Celanese Corp.	1,223	117,114
Westlake Chemical Corp.	1,592	117,649
		234,763
Commercial Services & Supplies— 1.7%
Cintas Corp.	667	125,069
Rollins, Inc.	2,871	106,916
		231,985
Electrical Equipment— 0.8%
Rockwell Automation, Inc.	667	113,070

Electronic Equipment Instruments & Components— 0.8%
CDW Corp.	1,252	104,254

Entertainment— 0.8%
Walt Disney Co. (The)	959	106,948

Food & Staples Retailing— 0.7%
Walgreens Boots Alliance, Inc.	1,336	96,539

Gas Utilities— 0.8%
UGI Corp.	1,806	102,996

Health Care Providers & Services— 0.8%
UnitedHealth Group, Inc.	406	109,701

Hotels, Restaurants & Leisure— 2.6%
Domino's Pizza, Inc.	430	122,004
Marriott International, Inc., Class A	982	112,468
Starbucks Corp.	1,664	113,385
		347,857
Household Products— 0.8%
Church & Dwight Co., Inc.	1,607	103,828

Insurance— 0.8%
Torchmark Corp.	1,358	113,746

IT Services— 3.4%
Broadridge Financial Solutions, Inc.	1,163	117,265
Jack Henry & Associates, Inc.	814	108,710
Mastercard, Inc., Class A	570	120,344
Visa, Inc., Class A	843	113,814
		460,133
Machinery— 2.5%
IDEX Corp.	812	111,942
Illinois Tool Works, Inc.	855	117,400
Snap-on, Inc.	709	117,687
		347,029
Metals & Mining— 1.8%
Nucor Corp.	1,867	114,335
Steel Dynamics, Inc.	3,469	126,931
		241,266
Oil, Gas & Consumable Fuels— 1.7%
Marathon Petroleum Corp.	1,738	115,160
Phillips 66	1,258	120,026
		235,186
Personal Products— 0.8%
Estee Lauder Cos., Inc. (The), Class A	782	106,680

Pharmaceuticals— 0.8%
Zoetis, Inc.	1,247	107,442

Road & Rail— 0.8%
Union Pacific Corp.	731	116,280

Semiconductors & Semiconductor Equipment— 4.6%
Analog Devices, Inc.	1,228	121,400
Broadcom, Inc.	504	135,198
Lam Research Corp.	817	138,547
NVIDIA Corp.	777	111,694
Texas Instruments, Inc.	1,222	123,031
		629,870
Software— 0.8%
Intuit, Inc.	535	115,464

Specialty Retail— 3.5%
Home Depot, Inc. (The)	617	113,238
Ross Stores, Inc.	1,466	135,048
TJX Cos., Inc. (The)	2,552	126,911
Tractor Supply Co.	1,209	103,248
		478,445
Technology Hardware, Storage & Peripherals— 1.6%
Apple, Inc.	651	108,353
NetApp, Inc.	1,707	108,855
		217,208
Textiles, Apparel & Luxury Goods— 0.9%
NIKE, Inc., Class B	1,465	119,954

Trading Companies & Distributors— 1.7%
Fastenal Co.	1,941	117,353
W.W. Grainger, Inc.	391	115,497
		232,850

Total Common Stocks
(Cost $6,778,312)		6,901,246

Treasury Bills — 48.4%(b)
U.S. Treasury Bill, 03/28/2019	35,000	34,873
U.S. Treasury Bill, 05/02/2019	4,194,000	4,169,334
U.S. Treasury Bill, 05/09/2019	773,000	768,053
U.S. Treasury Bill, 06/13/2019	649,000	643,339
U.S. Treasury Bill, 07/18/2019	977,000	966,077
(Cost $6,581,390)		6,581,676

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

January 31, 2019 (Unaudited) (continued)

	Shares	Value
Money Markets and Cash Equivalents — 0.0%(c)
Blackrock Federal FD 30 Instl, 2.29%(d)	319	$319
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.60%(d)	2,229	2,229
(Cost $2,548)		2,548

Total Investments Before Securities Sold Short
(Cost $13,362,250)		13,485,470

Securities Sold Short

Common Stocks — (49.5)%

Aerospace & Defense— (3.1)%
Arconic, Inc.	(22,382)	(421,229)

Airlines— (3.1)%
American Airlines Group, Inc.	(11,808)	(422,372)

Chemicals— (5.6)%
DowDuPont, Inc.	(7,068)	(380,329)
Mosaic Co. (The)	(11,778)	(380,194)
		(760,523)
Diversified Telecommunication— (2.3)%
CenturyLink, Inc.	(20,162)	(308,882)

Electric Utilities— (5.5)%
Avangrid, Inc.	(6,722)	(335,226)
FirstEnergy Corp.	(10,752)	(421,479)
		(756,705)
Energy Equipment & Services— (3.0)%
National Oilwell Varco, Inc.	(14,040)	(413,899)

Entertainment— (2.6)%
Viacom, Inc., Class B	(11,994)	(352,863)

Independent Power and Renewable Electricity Producers— (2.8)%
NRG Energy, Inc.	(9,297)	(380,340)

Industrial Conglomerates— (4.3)%
General Electric Co.	(57,354)	(582,717)

Metals & Mining— (2.7)%
Freeport-McMoRan, Inc.	(32,283)	(375,774)

Oil, Gas & Consumable Fuels— (11.5)%
Hess Corp.	(8,320)	(449,280)
Marathon Oil Corp.	(24,220)	(382,434)
Noble Energy, Inc.	(14,678)	(327,907)
Williams Cos., Inc. (The)	(14,896)	(401,149)
		(1,560,770)
Software— (3.0)%
Symantec Corp.	(19,262)	(404,887)

Total Securities Sold Short
[Proceeds $(6,525,893)]		(6,740,961)

Total Investments — 49.6%
(Cost $6,836,357)		6,744,509

Other Assets in Excess of Liabilities — 50.4%		6,859,539

Net Assets — 100.0%		$13,604,048

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at January 31, 2019 was $13,765,702 which includes cash in the amount of $6,865,095.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at January 31, 2019.

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

January 31, 2019 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$6,901,246	$–	$–	$6,901,246
Treasury Bills	–	6,581,676	–	6,581,676
Money Markets and Cash Equivalents	2,548	–	–	2,548
Total Assets	$6,903,794	$6,581,676	$–	$13,485,470
Liabilities
Common Stocks*	$(6,740,961)	$–	$–	$(6,740,961)
Total Liabilities	$(6,740,961)	$–	$–	$(6,740,961)

* See the Schedule of Investments for breakout by security category.

Schedule of Investments

Reality Shares NASDAQ NexGen Economy ETF

January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks — 99.4%

Automobiles— 1.7%
Daimler AG	21,349	$1,265,510

Banks— 10.0%
Banco Santander SA	213,834	1,013,573
Bank of America Corp.	35,335	1,005,987
Barclays PLC	147,082	1,229,606
BOC Hong Kong Holdings Ltd.	259,526	995,544
Citigroup, Inc.	16,187	1,043,414
ING Groep NV	80,185	951,796
JPMorgan Chase & Co.	12,648	1,309,068
		7,548,988
Capital Markets— 11.6%
ASX Ltd.	32,909	1,528,759
CME Group, Inc.	6,856	1,249,712
Deutsche Boerse AG	9,303	1,240,937
Goldman Sachs Group, Inc. (The)	5,563	1,101,530
Nasdaq, Inc.	16,687	1,469,123
SBI Holdings, Inc.	53,647	1,142,642
TMX Group Ltd.	17,019	1,025,831
		8,758,534
Communications Equipment— 4.1%
Cisco Systems, Inc.	32,377	1,531,108
ZTE Corp, Class H*	780,430	1,569,473
		3,100,581
Consumer Finance— 1.8%
American Express Co.	11,567	1,187,931
Chong Sing Holdings FinTech Group Ltd.*	16,413,556	163,159
		1,351,090
Electronic Equipment, Instruments & Components— 1.6%
Hitachi Ltd.	39,712	1,245,402

Entertainment— 2.1%
NetEase, Inc.	6,174	1,555,416

Food & Staples Retailing— 1.5%
Walmart, Inc.	11,436	1,095,912

Industrial Conglomerates— 2.6%
Fosun International Ltd.	612,587	913,412
Siemens AG	9,579	1,052,758
		1,966,170
Insurance— 3.3%
Ping An Insurance Group Co. of China Ltd., Class H	140,885	1,362,760
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	331,955	1,142,236
		2,504,996
Interactive Media & Services— 6.9%
Alphabet, Inc., Class A*	1,121	1,262,122
Baidu, Inc.*	6,881	1,187,867
LINE Corp.*	31,166	1,124,781
Tencent Holdings Ltd.	37,010	1,631,955
		5,206,725
Internet & Direct Marketing Retail— 7.2%
Alibaba Group Holding Ltd.*	10,180	1,715,228
Amazon.com, Inc.*	643	1,105,144
JD.com, Inc.*	60,901	1,513,390
Overstock.com, Inc.*	61,055	1,059,304
		5,393,066
IT Services— 19.7%
Accenture PLC, Class A	9,041	1,388,246
Atos SE	8,760	801,318
Broadridge Financial Solutions, Inc.	9,843	992,470
Digital Garage, Inc.	49,853	1,196,051
Fujitsu Ltd.	21,987	1,471,591
GMO internet, Inc.	106,119	1,429,481
Infosys Ltd.	129,123	1,394,528
International Business Machines Corp.	11,496	1,545,292
Mastercard, Inc., Class A	6,264	1,322,518
NTT Data Corp.	88,291	1,051,412
Square, Inc., Class A*	17,475	1,246,841
Visa, Inc., Class A	7,461	1,007,310
		14,847,058
Professional Services— 1.9%
Thomson Reuters Corp.	27,828	1,456,517

Semiconductors & Semiconductor Equipment— 11.4%
Advanced Micro Devices, Inc.*	48,016	1,172,070
Intel Corp.	34,577	1,629,268
Micron Technology, Inc.*	27,748	1,060,529
NVIDIA Corp.	5,512	792,350
Taiwan Semiconductor Manufacturing Co. Ltd.	28,177	1,060,019
Texas Instruments, Inc.	10,912	1,098,620
Xilinx, Inc.	15,772	1,765,518
		8,578,374
Software— 8.5%
Microsoft Corp.	14,315	1,494,916
Oracle Corp.	28,744	1,443,811
Red Hat, Inc.*	11,235	1,998,032
SAP SE	14,304	1,479,320
		6,416,079
Technology Hardware, Storage & Peripherals— 3.5%
Hewlett Packard Enterprise Co.	77,769	1,212,419
Samsung Electronics Co. Ltd.	1,405	1,445,745
		2,658,164

Total Common Stocks
(Cost $89,129,013)		74,948,582

Treasury Bill — 0.5%(b)
U.S. Treasury Bill, 03/28/2019
(Cost $312,891)	314,000	312,861

Money Markets and Cash Equivalents — 0.0%(c)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.60%(d)
(Cost $24,061)	24,061	24,061

Total Investments — 99.9%
(Cost $89,465,965)		75,285,504

Other Assets in Excess of Liabilities — 0.1%		91,731

Net Assets — 100.0%		$75,377,235

*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2019, the net value of these securities amounted to $1,142,236, which represents 1.5% of net assets.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at January 31, 2019.

Schedule of Investments

Reality Shares NASDAQ NexGen Economy ETF

January 31, 2019 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$74,948,582	$–	$–	$74,948,582
Treasury Bill	–	312,861	–	312,861
Money Markets and Cash Equivalents	24,061	–	–	24,061
Total Assets	$74,972,643	$312,861	$–	$75,285,504

* See the Schedule of Investments for breakout by security category.

Schedule of Investments

Reality Shares NASDAQ NexGen Economy China ETF

January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks — 99.3%

Air Freight & Logistics— 2.7%
Easysight Supply Chain Management Co. Ltd., Class A	45,200	$52,155

Auto Components— 3.3%
HyUnion Holding Co. Ltd., Class A	41,000	63,507

Banks— 19.3%
Agricultural Bank of China Ltd., Class A	85,000	47,139
Bank of China Ltd., Class A	94,500	51,844
BOC Hong Kong Holdings Ltd.	10,880	41,736
China CITIC Bank Corp. Ltd., Class A	53,400	45,536
China Construction Bank Corp., Class A	41,600	43,847
China Merchants Bank Co. Ltd., Class A	10,200	44,417
China Minsheng Banking Corp. Ltd., Class A	51,760	45,913
Industrial Bank Co. Ltd., Class A	21,200	51,832
		372,264
Chemicals— 1.9%
Transfar Zhilian Co. Ltd., Class A	35,500	35,829

Commercial Services & Supplies— 2.1%
Tungkong, Inc., Class A	21,000	40,355

Communications Equipment— 3.4%
ZTE Corp, Class H*	32,600	65,560

Consumer Finance— 0.4%
Chong Sing Holdings FinTech Group Ltd.*	680,364	6,763

Electronic Equipment, Instruments & Components— 1.4%
Julong Co. Ltd., Class A	33,600	27,700

Entertainment— 3.4%
NetEase, Inc.	259	65,250

Food Products— 2.2%
Heilongjiang Agriculture Co. Ltd., Class A	34,900	42,195

Household Durables— 4.4%
Leo Group Co. Ltd., Class A	190,100	36,559
Midea Group Co. Ltd., Class A	7,400	48,022
		84,581
Industrial Conglomerates— 2.0%
Fosun International Ltd.	25,564	38,118

Insurance— 5.4%
Ping An Insurance Group Co. of China Ltd., Class H	5,872	56,799
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	13,660	47,003
		103,802
Interactive Media & Services— 6.0%
Baidu, Inc.*	288	49,717
Tencent Holdings Ltd.	1,512	66,672
		116,389
Internet & Direct Marketing Retail— 7.0%
Alibaba Group Holding Ltd.*	427	71,945
JD.com, Inc.*	2,554	63,467
		135,412
IT Services— 2.4%
DHC Software Co. Ltd., Class A	47,500	45,674

Real Estate Management & Development— 2.0%
Xinhu Zhongbao Co. Ltd., Class A	92,300	38,941

Software— 19.6%
Aisino Corp., Class A	15,300	55,495
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	25,000	44,128
Bluedon Information Security Technology Co. Ltd., Class A	51,600	37,847
Hundsun Technologies, Inc., Class A	8,500	79,034
Shanghai 2345 Network Holding Group Co. Ltd., Class A	84,500	44,216
Sinodata Co. Ltd., Class A*	21,800	38,902
YGSOFT, Inc., Class A	78,300	78,676
		378,298
Specialty Retail— 2.1%
Suning.com Co. Ltd., Class A	26,000	40,350

Technology Hardware, Storage & Peripherals— 5.6%
Feitian Technologies Co. Ltd., Class A	33,700	50,592
GRG Banking Equipment Co. Ltd., Class A	72,700	57,008
		107,600
Wireless Telecommunication Service— 2.7%
China United Network Communications Ltd., Class A	66,000	52,247

Total Common Stocks
(Cost $2,308,584)		1,912,990

Treasury Bill — 1.5%(b)
U.S. Treasury Bill, 07/11/2019
(Cost $28,691)	29,000	28,691

Money Markets and Cash Equivalents — 0.0%(c)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.60%(d)
(Cost $628)	628	628

Total Investments — 100.8%
(Cost $2,337,903)		1,942,309

Liabilities in Excess of Other Assets — (0.8)%		(14,837)

Net Assets — 100.0%		$1,927,472

*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2019, the net value of these securities amounted to $47,003, which represents 2.4% of net assets.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at January 31, 2019.

Schedule of Investments

Reality Shares NASDAQ NexGen Economy China ETF

January 31, 2019 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$1,912,990	$–	$–	$1,912,990
Treasury Bill	–	28,691	–	28,691
Money Markets and Cash Equivalents	628	–	–	628
Total Assets	$1,913,618	$28,691	$–	$1,942,309

* See the Schedule of Investments for breakout by security category.

Schedule of Investments

Reality Shares Fundstrat DQM Long ETF

January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks — 99.6%

Aerospace & Defense— 3.1%
Boeing Co. (The)	94	$36,248
Lockheed Martin Corp.	101	29,259
Raytheon Co.	171	28,174
		93,681
Air Freight & Logistics— 0.9%
United Parcel Service, Inc., Class B	275	28,985
Automobiles— 1.1%
General Motors Co.	852	33,245

Banks— 3.7%
M&T Bank Corp.	177	29,124
PNC Financial Services Group, Inc. (The)	224	27,478
U.S. Bancorp	552	28,240
Wells Fargo & Co.	568	27,781
		112,623
Biotechnology— 3.8%
AbbVie, Inc.	339	27,218
Amgen, Inc.	152	28,441
Biogen, Inc.*	93	31,042
Gilead Sciences, Inc.	442	30,944
		117,645
Capital Markets— 6.8%
BlackRock, Inc.	74	30,716
Charles Schwab Corp. (The)	671	31,383
CME Group, Inc.	155	28,253
Goldman Sachs Group, Inc. (The)	156	30,890
Morgan Stanley	693	29,314
Northern Trust Corp.	312	27,599
State Street Corp.	420	29,778
		207,933
Chemicals— 2.9%
Air Products & Chemicals, Inc.	189	31,070
Celanese Corp.	298	28,536
LyondellBasell Industries NV, Class A	327	28,439
		88,045
Communications Equipment— 2.0%
Cisco Systems, Inc.	672	31,779
Motorola Solutions, Inc.	241	28,175
		59,954
Consumer Finance— 2.8%
American Express Co.	281	28,859
Capital One Financial Corp.	347	27,965
Discover Financial Services	438	29,560
		86,384
Electric Utilities— 3.9%
American Electric Power Co., Inc.	384	30,382
Duke Energy Corp.	337	29,582
NextEra Energy, Inc.	167	29,890
Pinnacle West Capital Corp.	338	29,784
		119,638
Electrical Equipment— 1.9%
Emerson Electric Co.	445	29,134
Rockwell Automation, Inc.	177	30,005
		59,139
Electronic Equipment Instruments & Components— 1.0%
Amphenol Corp., Class A	355	31,212

Entertainment— 1.0%
Walt Disney Co. (The)	267	29,776

Equity Real Estate Investment— 2.1%
Extra Space Storage, Inc.	316	31,161
Invitation Homes, Inc.	1,443	32,453
		63,614
Hotels, Restaurants & Leisure— 0.9%
Carnival Corp.	499	28,732

Household Products— 2.0%
Colgate-Palmolive Co.	479	30,982
Procter & Gamble Co. (The)	324	31,256
		62,238
Industrial Conglomerates— 2.9%
3M Co.	149	29,845
Honeywell International, Inc.	207	29,731
Roper Technologies, Inc.	104	29,459
		89,035
Insurance— 6.8%
Arch Capital Group Ltd.*	1,070	31,405
Chubb Ltd.	224	29,803
Cincinnati Financial Corp.	374	30,339
Lincoln National Corp.	490	28,660
Markel Corp.*	27	28,445
Prudential Financial, Inc.	332	30,590
Travelers Cos., Inc. (The)	232	29,125
		208,367
Interactive Media & Services— 1.1%
Alphabet, Inc., Class C*	29	32,375

Internet & Direct Marketing Retail— 2.2%
Booking Holdings, Inc.*	17	31,158
eBay, Inc.*	1,061	35,702
		66,860
IT Services— 7.3%
Accenture PLC, Class A	188	28,867
Automatic Data Processing, Inc.	212	29,646
DXC Technology Co.	517	33,150
International Business Machines Corp.	255	34,277
Mastercard, Inc., Class A	159	33,570
VeriSign, Inc.*	203	34,362
Visa, Inc., Class A	224	30,242
		224,114
Life Sciences Tools & Services— 1.1%
Waters Corp.*	152	35,146

Machinery— 7.2%
Caterpillar, Inc.	244	32,491
Cummins, Inc.	208	30,599
Deere & Co.	215	35,260
IDEX Corp.	226	31,156
Illinois Tool Works, Inc.	223	30,620
Ingersoll-Rand PLC	298	29,812
Parker-Hannifin Corp.	182	29,996
		219,934
Metals & Mining— 1.0%
Nucor Corp.	497	30,436

Multi-Utilities— 0.9%
Dominion Energy, Inc.	400	28,096

Oil, Gas & Consumable Fuels— 6.8%
Chevron Corp.	257	29,465
ConocoPhillips	467	31,611
EOG Resources, Inc.	292	28,966
Exxon Mobil Corp.	388	28,433
Occidental Petroleum Corp.	425	28,382
Pioneer Natural Resources Co.	197	28,037

Schedule of Investments

Reality Shares Fundstrat DQM Long ETF

January 31, 2019 (Unaudited) (Continued)

	Shares	Value
Valero Energy Corp.	380	$33,372
		208,266
Pharmaceuticals— 3.8%
Bristol-Myers Squibb Co.	558	27,548
Eli Lilly & Co.	260	31,164
Johnson & Johnson	204	27,148
Merck & Co., Inc.	399	29,698
		115,558
Road & Rail— 1.0%
Norfolk Southern Corp.	183	30,696

Semiconductors & Semiconductor Equipment— 5.5%
Intel Corp.	630	29,686
KLA-Tencor Corp.	316	33,676
Lam Research Corp.	208	35,273
Texas Instruments, Inc.	308	31,009
Xilinx, Inc.	353	39,515
		169,159
Software— 3.3%
Adobe, Inc.*	136	33,703
Autodesk, Inc.*	243	35,770
Microsoft Corp.	293	30,598
		100,071
Specialty Retail— 4.1%
AutoZone, Inc.*	37	31,352
Home Depot, Inc. (The)	176	32,301
Lowe's Cos., Inc.	347	33,368
O'Reilly Automotive, Inc.*	88	30,330
		127,351
Technology Hardware, Storage & Peripherals— 0.9%
Apple, Inc.	168	27,962

Textiles, Apparel & Luxury Goods— 2.1%
NIKE, Inc., Class B	420	34,390
Tapestry, Inc.	785	30,387
		64,777
Tobacco— 1.7%
Altria Group, Inc.	537	26,501
Philip Morris International, Inc.	345	26,468
		52,969

Total Common Stocks
(Cost $3,001,781)		3,054,016

Treasury Bill — 0.3%(a)
U.S. Treasury Bill, 03/28/2019
(Cost $7,972)	8,000	7,971

Money Markets and Cash Equivalents — 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.60%(c)
(Cost $1,499)	1,499	1,499

Total Investments — 99.9%
(Cost $3,011,252)		3,063,486

Other Assets in Excess of Liabilities — 0.1%(b)		1,720

Net Assets — 100.0%		$3,065,206

*	Non-income producing securities.
(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at January 31, 2019.

Schedule of Investments

Reality Shares Fundstrat DQM Long ETF

January 31, 2019 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$3,054,016	$–	$–	$3,054,016
Treasury Bill	–	7,971	–	7,971
Money Markets and Cash Equivalents	1,499	–	–	1,499
Total Assets	$3,055,515	$7,971	$–	$3,063,486

* See the Schedule of Investments for breakout by security category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reality Shares ETF Trust

By (Signature and Title)* /s/ Eric R. Ervin
                                             Eric R. Ervin, President

                                             (principal executive officer)

Date 3/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric R. Ervin

                                             Eric R. Ervin, President

                                             (principal executive officer)

Date 3/28/2019

By (Signature and Title)* /s/ Tom Trivella
                                             Tom Trivella, Treasurer

                                             (principal financial officer)

Date 3/28/2019

* Print the name and title of each signing officer under his or her signature.